UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund: DTGXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government & Agency Money Fund	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	4.02%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 4.00% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGAMF-TSRS

R-103435-2 (12/25)

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares: DBBXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government Cash Institutional Shares	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	4.04%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 4.02% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGCFI-TSRS

R-103435-2 (12/25)

DWS Government & Agency Securities Portfolio

Government Cash Managed Shares: DCMXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Cash Managed Shares	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	3.83%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 3.82% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGCFM-TSRS

R-103435-2 (12/25)

DWS Government & Agency Securities Portfolio

Service Shares: CAGXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$51	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	3.19%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 3.17% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

SERVGAS-TSRS

R-103435-2 (12/25)

DWS Tax Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares: SCIXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Cash Premier Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.03%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.61% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

STIS-TSRS

R-103437-2 (12/25)

DWS Tax Exempt Portfolio

DWS Tax-Exempt Money Fund: DTBXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Money Fund	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.41%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.99%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.65% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTEMF-TSRS

R-103437-2 (12/25)

DWS Tax Exempt Portfolio

DWS Tax-Free Money Fund Class S: DTCXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Free Money Fund Class S	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.95%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.60% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DTFMF-TSRS

R-103437-2 (12/25)

DWS Tax Exempt Portfolio

Service Shares: CHSXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.18%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.45% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since May 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 730-1313.

The Fund’s Board of Trustees approved the liquidation of the Service Class shares of the Fund effective November 25, 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

SERVTEX-TSRS

R-103437-2 (12/25)

DWS Tax Exempt Portfolio

Tax-Exempt Cash Managed Shares: TXMXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Cash Managed Shares	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.53%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.88%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.53% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

STMS-TSRS

R-103437-2 (12/25)

DWS Tax Exempt Portfolio

Tax-Free Investment Class: DTDXX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Investment Class	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.63%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.29% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund's share price. The Fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

CATTEP-TSRS

R-103437-2 (12/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2025
Semiannual Financial Statements and Other Information
DWS Government & Agency Securities Portfolio

Contents

3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
28	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Government & Agency Securities Portfolio

Investment Portfolioas of October 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 40.0%
U.S. Government Sponsored Agencies 16.9%
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.03%, 4.07% (a), 2/19/2026	10,000,000	10,000,000
1 day USD SOFR + 0.06%, 4.1% (a), 10/6/2026	29,250,000	29,250,000
1 day USD SOFR + 0.065%, 4.105% (a), 7/30/2026	27,000,000	27,000,000
1 day USD SOFR + 0.07%, 4.11% (a), 8/4/2026	8,500,000	8,500,000
1 day USD SOFR + 0.07%, 4.11% (a), 8/26/2026	35,000,000	35,000,000
1 day USD SOFR + 0.1%, 4.14% (a), 1/8/2027	12,000,000	12,000,000
1 day USD SOFR + 0.1%, 4.14% (a), 5/27/2027	9,500,000	9,500,000
1 day USD SOFR + 0.1%, 4.14% (a), 7/9/2027	18,500,000	18,500,000
1 day USD SOFR + 0.115%, 4.155% (a), 7/30/2027	9,500,000	9,500,000
1 day USD SOFR + 0.125%, 4.165% (a), 8/18/2027	20,000,000	20,000,000
1 day USD SOFR + 0.13%, 4.17% (a), 2/3/2027	20,000,000	20,000,000
1 day USD SOFR + 0.135%, 4.175% (a), 12/18/2026	6,000,000	6,000,000
1 day USD SOFR + 0.135%, 4.175% (a), 1/8/2027	32,000,000	32,000,000
1 day USD SOFR + 0.135%, 4.175% (a), 10/1/2027	56,000,000	56,000,000
1 day USD SOFR + 0.14%, 4.18% (a), 8/26/2026	11,000,000	11,000,000
1 day USD SOFR + 0.145%, 4.185% (a), 9/3/2027	37,750,000	37,750,000
Federal Home Loan Bank Discount Notes, 4.01% (b), 1/6/2026	62,500,000	62,046,823
Federal Home Loan Banks:
4.0%, 8/28/2026	20,000,000	19,986,027
1 day USD SOFR + 0.005%, 4.045% (a), 11/4/2025	26,250,000	26,250,000
1 day USD SOFR + 0.005%, 4.045% (a), 11/10/2025	18,250,000	18,250,000
1 day USD SOFR + 0.005%, 4.045% (a), 11/12/2025	20,750,000	20,750,000
1 day USD SOFR + 0.01%, 4.05% (a), 5/20/2026	19,250,000	19,250,000
1 day USD SOFR + 0.01%, 4.05% (a), 6/15/2026	20,250,000	20,250,000
1 day USD SOFR + 0.015%, 4.055% (a), 6/18/2026	100,000,000	100,000,000
1 day USD SOFR + 0.025%, 4.065% (a), 12/15/2025	30,000,000	30,000,000
1 day USD SOFR + 0.025%, 4.065% (a), 2/13/2026	25,500,000	25,500,000
1 day USD SOFR + 0.03%, 4.07% (a), 2/18/2026	20,000,000	20,000,000
1 day USD SOFR + 0.03%, 4.07% (a), 3/3/2026	20,000,000	20,000,000
1 day USD SOFR + 0.065%, 4.105% (a), 8/12/2026	18,750,000	18,750,000
1 day USD SOFR + 0.12%, 4.16% (a), 4/9/2027	12,000,000	12,000,000
1 day USD SOFR + 0.17%, 4.21% (a), 9/22/2027	22,000,000	22,000,000
1 day USD SOFR + 0.17%, 4.21% (a), 9/24/2027	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.1%, 4.14% (a), 2/9/2026	29,500,000	29,500,000
1 day USD SOFR + 0.11%, 4.15% (a), 5/7/2026	3,500,000	3,500,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	3

	Principal Amount ($)	Value ($)
1 day USD SOFR + 0.14%, 4.18% (a), 9/4/2026	6,700,000	6,700,000
1 day USD SOFR + 0.14%, 4.18% (a), 10/6/2027	48,500,000	48,500,000
Federal Home Loan Mortgage Corp. Discount Notes, 4.01% (b), 1/12/2026	80,000,000	79,367,200
Federal National Mortgage Association:
1 day USD SOFR + 0.1%, 4.14% (a), 6/18/2026	15,750,000	15,750,000
1 day USD SOFR + 0.12%, 4.16% (a), 7/29/2026	20,000,000	20,000,000
1 day USD SOFR + 0.135%, 4.175% (a), 8/21/2026	26,250,000	26,250,000
1 day USD SOFR + 0.14%, 4.18% (a), 9/11/2026	42,375,000	42,375,000
1 day USD SOFR + 0.14%, 4.18% (a), 10/23/2026	8,000,000	8,000,000
1 day USD SOFR + 0.14%, 4.18% (a), 12/11/2026	22,000,000	22,000,000
		1,093,975,050
U.S. Treasury Obligations 23.1%
U.S. Treasury Bills:
3.676% (b), 4/23/2026	65,000,000	63,867,379
3.753% (b), 4/2/2026	52,500,000	51,679,501
3.756% (b), 3/26/2026	50,000,000	49,253,854
3.775% (b), 2/24/2026	65,000,000	64,226,960
3.863% (b), 1/20/2026	35,000,000	34,703,628
3.975% (b), 5/14/2026	25,000,000	24,471,822
3.985% (b), 12/11/2025	130,000,000	129,432,261
4.004% (b), 1/2/2026	85,000,000	84,421,837
4.015% (b), 12/2/2025	250,000,000	249,147,500
4.031% (b), 4/16/2026	55,000,000	54,029,407
4.035% (b), 3/19/2026	25,000,000	24,618,583
4.056% (b), 1/22/2026	65,000,000	64,428,688
4.056% (b), 2/19/2026	25,000,000	24,694,445
4.154% (b), 11/6/2025	50,000,000	49,971,545
4.18% (b), 1/15/2026	85,000,000	84,303,136
4.236% (b), 11/4/2025	270,000,000	269,907,484
4.284% (b), 11/12/2025	50,000,000	49,935,451
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%, 4.011% (a), 1/31/2026	117,000,000	117,053,704
		1,490,147,185
Total Government & Agency Obligations (Cost $2,584,122,235)		2,584,122,235
Repurchase Agreements 59.5%
Banco Santander SA:
4.16%, dated 10/31/2025, to be repurchased at $250,086,667 on 11/3/2025 (c)	250,000,000	250,000,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
4.17%, dated 10/31/2025, to be repurchased at $250,086,875 on 11/3/2025 (d)	250,000,000	250,000,000
Barclays Bank PLC, 4.15%, dated 10/31/2025, to be repurchased at $475,164,271 on 11/3/2025 (e)	475,000,000	475,000,000
BNP Paribas, 4.14%, dated 10/31/2025, to be repurchased at $107,036,915 on 11/3/2025 (f)	107,000,000	107,000,000
Citigroup Global Markets, Inc., 4.15%, dated 10/31/2025, to be repurchased at $435,150,438 on 11/3/2025 (g)	435,000,000	435,000,000
Fixed Income Clearing Corp.:
4.15%, dated 10/31/2025, to be repurchased at $500,172,917 on 11/3/2025 (h)	500,000,000	500,000,000
4.15%, dated 10/31/2025, to be repurchased at $500,172,917 on 11/3/2025 (i)	500,000,000	500,000,000
JPMorgan Securities, Inc.:
4.14%, dated 10/31/2025, to be repurchased at $28,909,971 on 11/3/2025 (j)	28,900,000	28,900,000
4.15%, dated 10/31/2025, to be repurchased at $300,103,750 on 11/3/2025 (k)	300,000,000	300,000,000
Merrill Lynch & Co., Inc., 4.15%, dated 10/31/2025, to be repurchased at $100,034,583 on 11/3/2025 (l)	100,000,000	100,000,000
Royal Bank of Canada:
4.14%, dated 10/31/2025, to be repurchased at $1,000,345 on 11/3/2025 (m)	1,000,000	1,000,000
4.15%, dated 10/31/2025, to be repurchased at $300,103,750 on 11/3/2025 (n)	300,000,000	300,000,000
Wells Fargo Bank:
4.15%, dated 10/31/2025, to be repurchased at $346,219,693 on 11/3/2025 (o)	346,100,000	346,100,000
4.16%, dated 10/31/2025, to be repurchased at $250,086,667 on 11/3/2025 (p)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $3,843,000,000)		3,843,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $6,427,122,235)	99.5	6,427,122,235
Other Assets and Liabilities, Net	0.5	31,288,495
Net Assets	100.0	6,458,410,730

(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2025.
(b)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	5

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,061,948	Federal Home Loan Mortgage Corporation	5.5–6.0	1/1/2053–2/1/2053	26,633,606
181,616,672	Federal National Mortgage Association	2.0–7.0	11/1/2039–11/1/2055	171,757,702
57,409,566	Government National Mortgage Association	4.5–7.0	3/20/2055–7/20/2055	56,608,693
Total Collateral Value				255,000,001

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
247,247,366	Federal National Mortgage Association	3.5–7.5	8/1/2052–5/1/2055	254,997,008
2,835	Government National Mortgage Association	5.72	9/15/2060	2,993
Total Collateral Value				255,000,001

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
283,964,400	U.S. Treasury Inflation Index Notes	1.25–1.75	4/15/2028–1/15/2034	305,623,730
4,600	U.S. Treasury Notes	2.625	1/31/2026	4,616
376,421,000	U.S. Treasury Strips	Zero Coupon	2/15/2028–8/15/2053	178,871,654
Total Collateral Value				484,500,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
700	U.S. Treasury Bills	Zero Coupon	4/30/2026	687
32,904,000	U.S. Treasury Inflation Index Notes	1.125	1/15/2033	34,679,346
66,535,700	U.S. Treasury Notes	3.625–4.25	3/15/2027–5/31/2028	67,129,743
12,338,208	U.S. Treasury Strips	Zero Coupon	2/15/2026–8/15/2048	7,330,257
Total Collateral Value				109,140,033
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government & Agency Securities Portfolio

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
427,797,000	U.S. Treasury Bonds	2.75–4.75	11/15/2042–11/15/2043	443,700,040

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
502,690,700	U.S. Treasury Notes	1.125–4.625	8/31/2028–10/2/2028	510,000,000

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
502,445,700	U.S. Treasury Notes	4.0–4.375	2/15/2034–5/15/2034	510,000,041

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,400	U.S. Treasury Floating Rate Notes	3.956	10/31/2027	1,400
29,464,800	U.S. Treasury Notes	0.375–3.125	7/31/2027–11/15/2028	29,476,285
350	U.S. Treasury Strips	Zero Coupon	8/15/2028	316
Total Collateral Value				29,478,001

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
304,304,388	Federal National Mortgage Association	2.0–7.0	4/1/2037–9/1/2060	306,000,001

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,317,337,139	Federal Home Loan Mortgage Corporation	0.0–5.687	5/25/2026–3/25/2061	96,220,637
30,488,626	Federal National Mortgage Association, Interest Only	4.5	5/25/2052	5,779,363
Total Collateral Value				102,000,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	7

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,000	U.S. Treasury Bonds	2.25–3.625	5/15/2041–5/15/2053	12,098
9,400	U.S. Treasury Notes	0.5–2.25	10/31/2027–2/15/2030	9,046
2,689,500	U.S. Treasury Strips	Zero Coupon	8/15/2046–2/15/2049	999,208
Total Collateral Value				1,020,352

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,698,035	Federal Home Loan Mortgage Corporation	2.5–7.0	6/1/2042–11/1/2055	26,098,508
82,732,868	Federal National Mortgage Association	2.0–6.5	8/1/2048–3/1/2054	73,540,398
193,062,162	Government National Mortgage Association	2.5–6.5	10/15/2040–7/20/2055	189,465,790
1,100	U.S. Treasury Bills	Zero Coupon	11/6/2025–1/22/2026	1,092
178,700	U.S. Treasury Bonds	1.25–4.5	2/15/2043–5/15/2050	90,973
16,334,000	U.S. Treasury Notes	0.375–4.625	5/31/2026–5/15/2034	16,909,096
Total Collateral Value				306,105,857

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87	U.S. Treasury Bills	Zero Coupon	12/11/2025	86
81,542,847	U.S. Treasury Notes	2.125–4.5	3/31/2026–4/30/2028	81,731,765
188,798	U.S. Treasury Floating Rate Notes	3.926	4/30/2027	188,712
240,326,907	U.S. Treasury Inflation Index Notes	0.125–2.375	1/15/2026–1/15/2035	271,101,437
Total Collateral Value				353,022,000

(p)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
260,236,605	Government National Mortgage Association	1.5–7.5	4/20/2028–10/20/2055	255,000,000

Interest Only:
Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of
underlying mortgages.

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Securities Portfolio

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,584,122,235	$—	$2,584,122,235
Repurchase Agreements	—	3,843,000,000	—	3,843,000,000
Total	$—	$6,427,122,235	$—	$6,427,122,235

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	9

Statement of Assets and Liabilities
as of October 31, 2025 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$2,584,122,235
Repurchase agreements, valued at amortized cost	3,843,000,000
Cash	2,923,373
Receivable for Fund shares sold	38,231,215
Interest receivable	5,662,249
Other assets	181,632
Total assets	6,474,120,704
Liabilities
Payable for Fund shares redeemed	8,328,284
Distributions payable	6,485,129
Accrued management fee	172,254
Accrued Trustees' fees	21,390
Other accrued expenses and payables	702,917
Total liabilities	15,709,974
Net assets, at value	$6,458,410,730
Net Assets Consist of
Distributable earnings (loss)	166,634
Paid-in capital	6,458,244,096
Net assets, at value	$6,458,410,730
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited) (continued)

Net Asset Value
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($3,329,773,717 ÷ 3,329,764,472 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($3,099,366,332 ÷ 3,099,357,678 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($27,097,915 ÷ 27,097,839 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,172,766 ÷ 2,172,760 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	11

Statement of Operations
for the six months ended October 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$115,891,896
Expenses:
Management fee	1,812,326
Administration fee	2,603,939
Services to shareholders	433,175
Distribution and service fees	17,468
Custodian fee	24,260
Professional fees	51,992
Reports to shareholders	48,928
Registration fees	94,520
Trustees' fees and expenses	72,320
Other	106,380
Total expenses before expense reductions	5,265,308
Expense reductions	(911,016)
Total expenses after expense reductions	4,354,292
Net investment income	111,537,604
Net realized gain (loss) from investments	41,479
Net increase (decrease) in net assets resulting from operations	$111,579,083
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Securities Portfolio

Statements of Changes in Net Assets
	Six Months Ended October 31, 2025	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$111,537,604	$196,134,565
Net realized gain (loss)	41,479	261,717
Net increase (decrease) in net assets resulting from operations	111,579,083	196,396,282
Distributions to shareholders:
DWS Government & Agency Money Fund	(62,572,096)	(103,924,515)
DWS Government Cash Institutional Shares	(48,668,889)	(91,545,549)
Government Cash Managed Shares	(252,719)	(566,878)
Service Shares	(43,869)	(97,623)
Total distributions	(111,537,573)	(196,134,565)
Fund share transactions:
Proceeds from shares sold	57,117,413,545	81,736,975,002
Reinvestment of distributions	73,737,103	122,260,477
Payments for shares redeemed	(55,434,977,013)	(80,993,641,716)
Net increase (decrease) in net assets from Fund share transactions	1,756,173,635	865,593,763
Increase (decrease) in net assets	1,756,215,145	865,855,480
Net assets at beginning of period	4,702,195,585	3,836,340,105
Net assets at end of period	$6,458,410,730	$4,702,195,585

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	13

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.021	.047	.052	.029	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*	.000 *
Total from investment operations	.021	.047	.052	.029	.000 *	.000 *
Less distributions from:
Net investment income	(.021 )	(.047 )	(.052 )	(.029 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.12 **	4.82	5.35	2.92	.03	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,330	2,683	1,664	397	169	218
Ratio of expenses before expense reductions (%)	.20 ***	.22	.23	.28	.26	.25
Ratio of expenses after expense reductions (%)	.17 b***	.17	.13	.16	.07	.11
Ratio of net investment income (%)	4.14 ***	4.64	5.21	3.25	.03	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Securities Portfolio

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.021	.047	.052	.029	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*	.000 *
Total from investment operations	.021	.047	.052	.029	.000 *	.000 *
Less distributions from:
Net investment income	(.021 )	(.047 )	(.052 )	(.029 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.13 **	4.84	5.33	2.97	.04	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,099	2,004	2,156	1,351	2,796	2,396
Ratio of expenses before expense reductions (%)	.19 ***	.20	.21	.23	.21	.21
Ratio of expenses after expense reductions (%)	.15 b***	.15	.12	.10	.06	.09
Ratio of net investment income (%)	4.18 ***	4.76	5.22	2.69	.04	.03

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	15

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.020	.045	.050	.027	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*	.000 *
Total from investment operations	.020	.045	.050	.027	.000 *	.000 *
Less distributions from:
Net investment income	(.020 )	(.045 )	(.050 )	(.027 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.01 **	4.61	5.13	2.77	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	13	14	11	59	60
Ratio of expenses before expense reductions (%)	.41 ***	.42	.44	.43	.38	.42
Ratio of expenses after expense reductions (%)	.37 b***	.37	.31	.30	.08	.13
Ratio of net investment income (%)	3.95 ***	4.53	5.02	2.07	.01	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been .04% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Government & Agency Securities Portfolio

DWS Government & Agency Securities Portfolio — Service Shares
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.017	.039	.044	.021	.000 *	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*	.000 *
Total from investment operations	.017	.039	.044	.021	.000 *	.000 *
Less distributions from:
Net investment income	(.017 )	(.039 )	(.044 )	(.021 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.69 **	3.94	4.45	2.13	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	10	12	22
Ratio of expenses before expense reductions (%)	1.04 ***	1.05	1.06	1.10	1.05	1.05
Ratio of expenses after expense reductions (%)	1.00 b***	1.01	.95	.91	.07	.12
Ratio of net investment income (%)	3.34 ***	3.89	4.30	1.78	.01	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	The ratio of expenses would have been 0.05% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Securities Portfolio	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two diversified funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
The Fund offers multiple classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief

18	|	DWS Government & Agency Securities Portfolio

Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank

DWS Government & Agency Securities Portfolio	|	19

holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of October 31, 2025, the Fund held repurchase agreements with a gross value of $3,843,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2025, the Fund had net tax basis capital loss carryforwards of $79,399 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2025, the Fund had an aggregate cost of investments for federal income tax purposes of $6,427,122,235.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended April 30, 2025, remains subject to examination by taxing authorities.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

20	|	DWS Government & Agency Securities Portfolio

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.068% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS Government & Agency Securities Portfolio	|	21

such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
DWS Government & Agency Money Fund	.45%
DWS Government Cash Institutional Shares	.18%
Government Cash Managed Shares	.46%
For the period from May 1, 2025 through October 31, 2025, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.15%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund, Government Cash Managed Shares and Service Shares.
For the six months ended October 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$466,154
DWS Government Cash Institutional Shares	441,838
Government Cash Managed Shares	2,431
Service Shares	593
$911,016
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2025, the Administration Fee was $2,603,939, of which $491,650 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

22	|	DWS Government & Agency Securities Portfolio

October 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2025
DWS Government & Agency Money Fund	$33,532	$10,300
DWS Government Cash Institutional Shares	84,588	15,381
Government Cash Managed Shares	4,912	1,256
Service Shares	3,471	730
	$126,503	$27,667
In addition, for the six months ended October 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$286,248
DWS Government Cash Institutional Shares	3,680
$289,928
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table. For the six months ended October 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2025	Annualized Rate	Contractual Rate
Service Shares	$7,883	$1,104.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan. For the six months ended October 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2025	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$9,585	$2,022.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $625, of which $113 is unpaid.

DWS Government & Agency Securities Portfolio	|	23

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2025.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	1,706,211,597	$1,706,211,597	2,842,286,099	$2,842,286,099
DWS Government Cash Institutional Shares	55,375,787,206	55,375,787,206	78,853,983,618	78,853,983,618
Government Cash Managed Shares	34,228,250	34,228,250	38,750,912	38,750,912
Service Shares	1,181,992	1,181,992	1,949,366	1,949,366
Account maintenance fees	—	4,500	—	5,007
		$57,117,413,545		$81,736,975,002

24	|	DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	63,252,905	$63,252,905	104,022,954	$104,022,954
DWS Government Cash Institutional Shares	10,440,268	10,440,268	18,139,209	18,139,209
Government Cash Managed Shares	6	6	794	794
Service Shares	43,924	43,924	97,520	97,520
		$73,737,103		$122,260,477
Shares redeemed
DWS Government & Agency Money Fund	(1,122,262,115)	$(1,122,262,115)	(1,927,726,259)	$(1,927,726,259)
DWS Government Cash Institutional Shares	(54,290,817,650)	(54,290,817,650)	(79,024,630,401)	(79,024,630,401)
Government Cash Managed Shares	(20,454,001)	(20,454,001)	(39,325,114)	(39,325,114)
Service Shares	(1,443,247)	(1,443,247)	(1,959,942)	(1,959,942)
		$(55,434,977,013)		$(80,993,641,716)

DWS Government & Agency Securities Portfolio	|	25

	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	647,202,387	$647,202,387	1,018,582,794	$1,018,582,794
DWS Government Cash Institutional Shares	1,095,409,824	1,095,409,824	(152,507,574)	(152,507,574)
Government Cash Managed Shares	13,774,255	13,774,255	(573,408)	(573,408)
Service Shares	(217,331)	(217,331)	86,944	86,944
Account maintenance fees	—	4,500	—	5,007
		$1,756,173,635		$865,593,763
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2025, 13% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and

26	|	DWS Government & Agency Securities Portfolio

during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

DWS Government & Agency Securities Portfolio	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

28	|	DWS Government & Agency Securities Portfolio

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (Service Shares) was in the 2nd quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if

DWS Government & Agency Securities Portfolio	|	29

applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (2nd quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile); and higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share class: Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

30	|	DWS Government & Agency Securities Portfolio

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
GAS-BFE2025

DWS Government & Agency Securities Portfolio	|	31

GAS-NCSRS

October 31, 2025
Semiannual Financial Statements and Other Information
DWS Tax-Exempt Portfolio

Contents
3	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
21	Notes to Financial Statements
30	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Tax-Exempt Portfolio

Investment Portfolioas of October 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 98.4%
California 18.8%
California, Bay Area Toll Authority Revenue, Series A, 3.05% (a), 11/3/2025, LOC: Barclays Bank PLC	500,000	500,000
California, East Bay Muncipal Utility District:
Series A-1, TECP, 2.8%, 11/6/2025	4,400,000	4,400,000
Series A-2, TECP, 2.8%, 11/6/2025	2,150,000	2,150,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.99% (a), 11/7/2025, LOC: Wells Fargo Bank NA	1,600,000	1,600,000
California, University Revenue:
Series AL-1, 3.25% (a), 11/3/2025	1,800,000	1,800,000
Series AL-3, 3.25% (a), 11/3/2025	1,500,000	1,500,000
Series AL-2, 3.3% (a), 11/3/2025	6,000,000	6,000,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.31% (a), 11/7/2025, LIQ: Societe Generale	3,400,000	3,400,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.36% (a), 11/7/2025, LOC: Sumitomo Mitsui Banking	2,900,000	2,900,000
Orange County, CA, Water District, Certificate of Participation, Series A, 2.78% (a), 11/7/2025, LOC: Bank of America NA	350,000	350,000
		24,600,000
Colorado 1.8%
Colorado, State Educational & Cultural Facilities Authority Revenue, Michael Ann Russell Jewish Community Center, Inc., Series B-5, 3.9% (a), 11/3/2025, LOC: TD Bank NA	2,000,000	2,000,000
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.2% (a), 11/7/2025, SPA: Royal Bank of Canada	355,000	355,000
		2,355,000
Connecticut 4.6%
Connecticut, State Health & Educational Facilities Authority, Series V-1, 3.5% (a), 11/3/2025	3,200,000	3,200,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
Series A, 3.3% (a), 11/3/2025	100,000	100,000
Series V-2, 3.3% (a), 11/3/2025	2,700,000	2,700,000
		6,000,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	3

	Principal Amount ($)	Value ($)
Florida 7.5%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.25% (a), 11/7/2025, LIQ: Fannie Mae	830,000	830,000
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group:
Series C, 3.9% (a), 11/3/2025, SPA: PNC Bank NA	5,200,000	5,200,000
Series D, 3.9% (a), 11/3/2025, SPA: PNC Bank NA	900,000	900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.32% (a), 11/7/2025, LOC: TD Bank NA	1,270,000	1,270,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.23% (a), 11/7/2025, LOC: Northern Trust Company	800,000	800,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.25% (a), 11/7/2025, LOC: Freddie Mac	825,000	825,000
		9,825,000
Georgia 0.4%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.37% (a), 11/7/2025, LOC: Wells Fargo Bank NA	550,000	550,000
Hawaii 1.3%
Hawaii, State Department of Budget & Finance Revenue, Queen’s Health Systems Obligated Group, Series B, 3.5% (a), 11/3/2025, LOC: Barclays Bank PLC	1,700,000	1,700,000
Idaho 0.5%
Idaho, State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, 3.9% (a), 11/3/2025, LOC: U.S. Bank NA	700,000	700,000
Illinois 7.6%
Brookfield, IL, Zoo Project, 3.2% (a), 11/7/2025, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.22% (a), 11/7/2025, LOC: BMO Harris Bank NA	210,000	210,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.35% (a), 11/7/2025, LOC: BMO Harris Bank NA	1,900,000	1,900,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.0% (a), 11/7/2025, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.22% (a), 11/7/2025, LOC: BMO Harris Bank NA	1,745,000	1,745,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.35% (a), 11/7/2025, LOC: Northern Trust Company	1,740,000	1,740,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.95% (a), 11/3/2025, LOC: TD Bank NA	950,000	950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.35% (a), 11/7/2025, LOC: Freddie Mac	800,000	800,000
		9,895,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.3% (a), 11/7/2025, LOC: Federal Home Loan Bank	570,000	570,000
St. Joseph County, IN, Economic Development Revenue, 3.27% (a), 11/7/2025, LOC: PNC Bank NA	690,000	690,000
		1,260,000
Iowa 2.4%
Iowa, Iowa Finance Authority, Health System Obligated Group, Series F, 3.95% (a), 11/3/2025, LOC: TD Bank NA	400,000	400,000
Iowa, Single-Family Finance Authority, Series B, 3.2% (a), 11/7/2025, SPA: Royal Bank of Canada	2,800,000	2,800,000
		3,200,000
Kansas 2.8%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.9% (a), 11/3/2025, LOC: U.S. Bank NA	400,000	400,000
Kansas, University of Kansas Hospital Authority Revenue, Health System Obligated Group, 3.9% (a), 11/3/2025, LOC: U.S. Bank NA	2,260,000	2,260,000
Olathe City, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.36% (a), 11/7/2025, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		3,660,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.35% (a), 11/7/2025, LOC: Sumitomo Mitsui Banking	300,000	300,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	5

	Principal Amount ($)	Value ($)
Louisiana 0.6%
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 4.0% (a), 11/3/2025, LOC: Toronto-Dominion Bank	300,000	300,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.35% (a), 11/7/2025, LOC: Freddie Mac	535,000	535,000
		835,000
Massachusetts 1.9%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.0% (a), 11/7/2025, LOC: TD Bank NA	1,150,000	1,150,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.6% (a), 11/3/2025	100,000	100,000
Massachusetts, State Water Resources Authority, Series A1, 3.23% (a), 11/7/2025, SPA: JP Morgan Chase Bank NA	1,230,000	1,230,000
		2,480,000
Minnesota 3.7%
Rochester City, MN, Bella Grove Apartments Project, Series C, 3.25% (a), 11/7/2025, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.15% (a), 11/7/2025, GTY: Chevron Corp.	50,000	50,000
Missouri 5.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.32% (a), 11/7/2025, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 3.8% (a), 11/3/2025, LOC: Barclays Bank PLC	5,700,000	5,700,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.37% (a), 11/7/2025, LOC: Bank of America NA	255,000	255,000
		7,465,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Nebraska 3.0%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, 3.9% (a), 11/3/2025, LOC: U.S. Bank NA	1,700,000	1,700,000
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.25% (a), 11/7/2025	2,200,000	2,200,000
		3,900,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.25% (a), 11/7/2025, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 11.7%
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 3.25% (a), 11/7/2025, LOC: TD Bank NA	240,000	240,000
Series E-1, 3.9% (a), 11/3/2025, LOC: Barclays Bank PLC	890,000	890,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.15% (a), 11/7/2025, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 3.25% (a), 11/7/2025, LIQ: Freddie Mac	1,400,000	1,400,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 3.15% (a), 11/7/2025, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 3.95% (a), 11/3/2025, LOC: U.S. Bank NA	450,000	450,000
New York City, NY, General Obligation:
Series D-5, 3.25% (a), 11/7/2025, LOC: PNC Bank NA	900,000	900,000
Series 3, 3.9% (a), 11/3/2025	1,000,000	1,000,000
Series A-3, 3.9% (a), 11/3/2025, LOC: Mizuho Bank Ltd.	800,000	800,000
Series F-6, 3.9% (a), 11/3/2025, SPA: JP Morgan Chase Bank NA	1,200,000	1,200,000
Series G-6, 4.0% (a), 11/3/2025, LOC: Mizuho Bank Ltd.	500,000	500,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.18% (a), 11/7/2025, LOC: TD Bank NA	170,000	170,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series AA-6, 3.8% (a), 11/3/2025, SPA: Mizuho Bank Ltd.	1,500,000	1,500,000
3.9% (a), 11/3/2025, SPA: JP Morgan Chase Bank NA	700,000	700,000
Series DD-3B, 3.95% (a), 11/3/2025, SPA: State Street B&T Co.	300,000	300,000
Series EE-2, 3.95% (a), 11/3/2025, LIQ: State Street B&T Co.	2,900,000	2,900,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	7

	Principal Amount ($)	Value ($)
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 3.32% (a), 11/7/2025, SPA: TD Bank NA	300,000	300,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A4, 3.9% (a), 11/3/2025, SPA: JP Morgan Chase Bank NA	1,000,000	1,000,000
		15,350,000
Ohio 3.3%
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 3.25% (a), 11/7/2025, LOC: U.S. Bank NA	445,000	445,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.27% (a), 11/7/2025, LOC: Northern Trust Company	2,850,000	2,850,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.15% (a), 11/7/2025, LOC: Northern Trust Company	1,040,000	1,040,000
		4,335,000
Oklahoma 2.1%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.28% (a), 11/7/2025, INS: BAM, LIQ: JPMorgan Chase Bank NA	2,750,000	2,750,000
Oregon 2.7%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.85% (a), 11/3/2025, LOC: U.S. Bank NA	1,775,000	1,775,000
Series B, 3.95% (a), 11/3/2025, LOC: TD Bank NA	1,700,000	1,700,000
		3,475,000
Pennsylvania 1.9%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.35% (a), 11/7/2025, LOC: PNC Bank NA	2,500,000	2,500,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.25% (a), 11/7/2025, LOC: TD Bank NA	865,000	865,000
South Dakota 1.7%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.25% (a), 11/7/2025, LOC: U.S. Bank NA	2,250,000	2,250,000
Texas 3.4%
Harris County, TX, Hospital District Revenue, 3.27% (a), 11/7/2025, LOC: JP Morgan Chase Bank NA	485,000	485,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.35% (a), 11/7/2025, LOC: Sumitomo Mitsui Banking	760,000	760,000
Series C-2, 3.35% (a), 11/7/2025, LOC: Bank of NY Mellon	2,355,000	2,355,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.9% (a), 11/3/2025, LOC: TD Bank NA	825,000	825,000
		4,425,000
Vermont 2.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.33% (a), 11/7/2025, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.96% (a), 11/3/2025, LOC: TD Bank NA	800,000	800,000
		2,560,000
Virginia 0.9%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.15% (a), 11/7/2025, LOC: Northern Trust Company	1,125,000	1,125,000
Washington 2.2%
Washington, State Housing Finance Commission, Combridge Apartments, 3.25% (a), 11/7/2025, LIQ: Fannie Mae	1,060,000	1,060,000
Washington, State Housing Finance Commission, Panorama Project, 3.22% (a), 11/7/2025, LOC: Wells Fargo Bank NA	1,750,000	1,750,000
		2,810,000
Other 1.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M027, 144A, 3.24% (a), 11/7/2025, LIQ: Freddie Mac	2,280,000	2,280,000
Total Municipal Investments (Cost $128,700,000)		128,700,000

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $128,700,000)	98.4	128,700,000
Other Assets and Liabilities, Net	1.6	2,091,688
Net Assets	100.0	130,791,688
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	9

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2025. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$128,700,000	$—	$128,700,000
Total	$—	$128,700,000	$—	$128,700,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Portfolio

Statement of Assets and Liabilities
as of October 31, 2025 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$128,700,000
Cash	41,455
Receivable for investments sold	1,615,000
Receivable for Fund shares sold	114,125
Interest receivable	351,726
Other assets	63,986
Total assets	130,886,292
Liabilities
Payable for Fund shares redeemed	2,461
Distributions payable	47,043
Accrued Trustees' fees	1,418
Other accrued expenses and payables	43,682
Total liabilities	94,604
Net assets, at value	$130,791,688
Net Assets Consist of
Distributable earnings (loss)	(88,724)
Paid-in capital	130,880,412
Net assets, at value	$130,791,688
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	11

Statement of Assets and Liabilities as of October 31, 2025 (Unaudited) (continued)

Net Asset Value
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($327,438 ÷ 327,224 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($72,349,385 ÷ 72,302,139 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($30,740,613 ÷ 30,720,559 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($23,106 ÷ 23,091 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($23,711,717 ÷ 23,696,181 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,639,429 ÷ 3,637,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Portfolio

Statement of Operations
for the six months ended October 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$1,772,692
Expenses:
Management fee	46,584
Administration fee	67,032
Services to shareholders	43,026
Distribution and service fees	28,948
Custodian fee	2,272
Audit fee	15,784
Legal fees	17,340
Tax fees	2,984
Reports to shareholders	18,280
Registration fees	54,260
Trustees' fees and expenses	2,944
Other	28,396
Total expenses before expense reductions	327,850
Expense reductions	(126,589)
Total expenses after expense reductions	201,261
Net investment income	1,571,431
Net increase (decrease) in net assets resulting from operations	$1,571,431
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	13

Statements of Changes in Net Assets
	Six Months Ended October 31, 2025	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,571,431	$4,268,154
Net realized gain (loss)	—	(3)
Net increase (decrease) in net assets resulting from operations	1,571,431	4,268,151
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(12,303)	(17,113)
DWS Tax-Exempt Money Fund	(889,733)	(2,237,927)
DWS Tax-Free Money Fund Class S	(375,816)	(962,940)
Service Shares	(7,828)	(46,681)
Tax-Exempt Cash Managed Shares	(310,898)	(908,662)
Tax-Free Investment Class	(32,658)	(94,831)
Total distributions	(1,629,236)	(4,268,154)
Fund share transactions:
Proceeds from shares sold	42,605,836	114,612,960
Reinvestment of distributions	1,287,545	3,280,224
Payments for shares redeemed	(55,273,700)	(139,295,938)
Net increase (decrease) in net assets from Fund share transactions	(11,380,319)	(21,402,754)
Increase (decrease) in net assets	(11,438,124)	(21,402,757)
Net assets at beginning of period	142,229,812	163,632,569
Net assets at end of period	$130,791,688	$142,229,812

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Portfolio

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.012	.029	.032	.018	.000 *	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *	(.000 )*
Total from investment operations	.012	.029	.032	.018	.000 *	.000 *
Less distributions from:
Net investment income	(.012 )	(.029 )	(.032 )	(.019 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.24 **	2.96	3.27	1.93	.05	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	1	1	4	18	26
Ratio of expenses before expense reductions (%)	.42 ***	.42	.40	.39	.34	.33
Ratio of expenses after expense reductions (%)	.20 ***	.20	.20	.20	.10	.17
Ratio of net investment income (%)	2.31 ***	3.10	3.25	1.41	.04	.03

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	15

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.012	.029	.032	.018	.000 *	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *	(.000 )*
Total from investment operations	.012	.029	.032	.018	.000 *	.000 *
Less distributions from:
Net investment income	(.012 )	(.029 )	(.032 )	(.019 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.22 **	2.93	3.25	1.91	.04	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72	74	80	81	93	109
Ratio of expenses before expense reductions (%)	.42 ***	.41	.42	.41	.37	.35
Ratio of expenses after expense reductions (%)	.24 b***	.24 [b]	.22	.22	.10	.17
Ratio of net investment income (%)	2.33 ***	2.89	3.20	1.79	.04	.03

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .15% and .17% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
October 31, 2025 and April 30, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.012	.028	.032	.018	.000 *	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *	(.000 )*
Total from investment operations	.012	.028	.032	.018	.000 *	.000 *
Less distributions from:
Net investment income	(.012 )	(.028 )	(.032 )	(.019 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.20 **	2.88	3.22	1.88	.04	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	32	35	37	37	40
Ratio of expenses before expense reductions (%)	.47 ***	.45	.46	.45	.42	.39
Ratio of expenses after expense reductions (%)	.28 b***	.28 [b]	.25	.25	.11	.18
Ratio of net investment income (%)	2.28 ***	2.84	3.17	1.80	.04	.02

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .18% and .17% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
October 31, 2025 and April 30, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	17

DWS Tax-Exempt Portfolio — Service Shares
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.008	.021	.024	.010	.000 *	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *	(.000 )*
Total from investment operations	.008	.021	.024	.010	.000 *	.000 *
Less distributions from:
Net investment income	(.008 )	(.021 )	(.024 )	(.011 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.81 **	2.09	2.41	1.14	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.02	2	2	5	5	5
Ratio of expenses before expense reductions (%)	1.25 ***	1.22	1.24	1.22	1.18	1.17
Ratio of expenses after expense reductions (%)	1.07 b***	1.06 [b]	1.04	.98	.15	.18
Ratio of net investment income (%)	1.38 ***	2.03	2.37	1.05	.01	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .18% and .16% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
October 31, 2025 and April 30, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.012	.028	.031	.016	.000 *	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *	(.000 )*
Total from investment operations	.012	.028	.031	.016	.000 *	.000 *
Less distributions from:
Net investment income	(.012 )	(.028 )	(.031 )	(.017 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.17 **	2.81	3.13	1.76	.02	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	29	42	8	13	32
Ratio of expenses before expense reductions (%)	.54 ***	.53	.54	.54	.49	.50
Ratio of expenses after expense reductions (%)	.35 b***	.35 [b]	.34	.37	.11	.19
Ratio of net investment income (%)	2.21 ***	2.79	3.08	1.68	.02	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .19% and .17% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
October 31, 2025 and April 30, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Portfolio	|	19

DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Six Months Ended 10/31/25	Years Ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.010	.025	.028	.014	.000 *	.000 *
Net realized gain (loss)	—	(.000 )*	—	.000 *	.000 *	(.000 )*
Total from investment operations	.010	.025	.028	.014	.000 *	.000 *
Less distributions from:
Net investment income	(.010 )	(.025 )	(.028 )	(.015 )	(.000 )*	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.04 **	2.55	2.87	1.54	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	3	4	10	10
Ratio of expenses before expense reductions (%)	.80 ***	.78	.79	.77	.73	.71
Ratio of expenses after expense reductions (%)	.60 b***	.60 [b]	.59	.59	.14	.19
Ratio of net investment income (%)	1.96 ***	2.53	2.82	1.18	.01	.01

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .11% and .12% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
October 31, 2025 and April 30, 2025, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two diversified funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
The Fund offers multiple classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Upon the recommendation of the Advisor,the Fund’s Board of Trustees authorized the termination and liquidation of Service Shares, effective on November 25, 2025 (the “Liquidation Date” ).Shareholders who continued to hold shares of Service Shares on the Liquidation Date received the net asset value per share for all shares they owned on the Liquidation Date. The Fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Tax-Exempt Portfolio	|	21

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

22	|	DWS Tax-Exempt Portfolio

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2025, the Fund had net tax basis capital loss carryforwards of $3,090 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2025, the Fund had an aggregate cost of investments for federal income tax purposes of $128,700,000.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended April 30, 2025, remains subject to examination by taxing authorities.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

DWS Tax-Exempt Portfolio	|	23

B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.067% of the Fund’s average daily net assets.
For the period from May 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
DWS Tax-Exempt Cash Premier Shares	.20%
DWS Tax-Exempt Money Fund	.40%
DWS Tax-Free Money Fund Class S	.48%
Tax-Free Investment Class	.72%
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares,Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

24	|	DWS Tax-Exempt Portfolio

For the six months ended October 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$1,139
DWS Tax-Exempt Money Fund	66,609
DWS Tax-Free Money Fund Class S	29,322
Service Shares	1,037
Tax-Exempt Cash Managed Shares	25,392
Tax-Free Investment Class	3,090
$126,589
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2025, the Administration Fee was $67,032, of which $10,484 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2025
DWS Tax-Exempt Cash Premier Shares	$186	$19
DWS Tax-Exempt Money Fund	13,616	4,347
DWS Tax-Free Money Fund Class S	12,798	4,175
Service Shares	1,539	9
Tax-Exempt Cash Managed Shares	550	99
Tax-Free Investment Class	1,467	477
	$30,156	$9,126
In addition, for the six months ended October 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Tax-Exempt Portfolio	|	25

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$1
DWS Tax-Exempt Money Fund	477
DWS Tax-Free Money Fund Class S	300
$778
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table. For the six months ended October 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2025	Annualized Rate	Contractual Rate
Service Shares	$3,396	$11.60%		.60%
Tax-Free Investment Class	3,966	717.25%		.25%
	$7,362	$728
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan. For the six months ended October 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2025	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$20,475	$2,825.15%		.15%
Tax-Free Investment Class	1,111	201.07%		.07%
	$21,586	$3,026
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $798, of which $138 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

26	|	DWS Tax-Exempt Portfolio

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2025, the Fund engaged in securities purchases of $32,830,000 and securities sales of $35,170,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2025.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	2,866,044	$2,866,044	2,844,582	$2,844,582
DWS Tax-Exempt Money Fund	7,141,235	7,141,235	20,614,780	20,614,780
DWS Tax-Free Money Fund Class S	1,173,941	1,173,941	6,764,252	6,764,252
Service Shares	3,649,560	3,649,560	20,862,661	20,862,661
Tax-Exempt Cash Managed Shares	25,022,010	25,022,010	55,233,655	55,233,655
Tax-Free Investment Class	2,748,591	2,748,591	8,287,941	8,287,941
Account maintenance fees	—	4,455	—	5,089
		$42,605,836		$114,612,960

DWS Tax-Exempt Portfolio	|	27

	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	12,290	$12,290	16,970	$16,970
DWS Tax-Exempt Money Fund	894,492	894,492	2,211,120	2,211,120
DWS Tax-Free Money Fund Class S	340,125	340,125	910,145	910,145
Service Shares	6,646	6,646	45,113	45,113
Tax-Exempt Cash Managed Shares	1,364	1,364	3,142	3,142
Tax-Free Investment Class	32,628	32,628	93,734	93,734
		$1,287,545		$3,280,224
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(3,600,760)	$(3,600,760)	(2,851,074)	$(2,851,074)
DWS Tax-Exempt Money Fund	(9,403,998)	(9,403,998)	(29,487,134)	(29,487,134)
DWS Tax-Free Money Fund Class S	(3,221,041)	(3,221,041)	(10,269,264)	(10,269,264)
Service Shares	(5,748,720)	(5,748,720)	(21,111,280)	(21,111,280)
Tax-Exempt Cash Managed Shares	(30,656,112)	(30,656,112)	(67,422,370)	(67,422,370)
Tax-Free Investment Class	(2,643,069)	(2,643,069)	(8,154,816)	(8,154,816)
		$(55,273,700)		$(139,295,938)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(722,426)	$(722,426)	10,478	$10,478
DWS Tax-Exempt Money Fund	(1,368,271)	(1,368,271)	(6,661,234)	(6,661,234)
DWS Tax-Free Money Fund Class S	(1,706,975)	(1,706,975)	(2,594,867)	(2,594,867)
Service Shares	(2,092,514)	(2,092,514)	(203,506)	(203,506)
Tax-Exempt Cash Managed Shares	(5,632,738)	(5,632,738)	(12,185,573)	(12,185,573)
Tax-Free Investment Class	138,150	138,150	226,859	226,859
Account maintenance fees	—	4,455	—	5,089
		$(11,380,319)		$(21,402,754)

28	|	DWS Tax-Exempt Portfolio

E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

DWS Tax-Exempt Portfolio	|	29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

30	|	DWS Tax-Exempt Portfolio

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 4th quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the

DWS Tax-Exempt Portfolio	|	31

median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

32	|	DWS Tax-Exempt Portfolio

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present
CATTEP-BFE2025

DWS Tax-Exempt Portfolio	|	33

CATTEP-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax-Exempt Portfolio and DWS Government & Agency Securities Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2025